Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
ASSETS
Cash and due from banks	$ 7,001	$ 5,931
Interest-bearing deposits with banks	165,209	159,962
Cash and interest bearing deposits with banks	172,210	165,893
Trading loans, securities, and other (Note 4)	152,748	147,590
Non-trading financial assets at fair value through profit or loss (Note 4)	9,925	9,390
Derivatives (Note 4)	54,519	54,427
Financial assets designated at fair value through profit or loss (Note 4)	4,762	4,564
Financial assets at fair value through other comprehensive income (Note 4)	75,519	79,066
Total Trading and Non Trading Financial Assets	297,473	295,037
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	295,946	268,939
Securities purchased under reverse repurchase agreements	165,818	167,284
Loans (Notes 4, 6)
Residential mortgages	275,029	268,340
Consumer instalment and other personal	191,996	189,864
Credit card	31,441	30,738
Business and government	251,388	240,070
Total loans	749,854	729,012
Allowance for loan losses (Note 6)	(6,239)	(6,390)
Loans, net of allowance for loan losses	743,615	722,622
Other
Customers' liability under acceptances	17,346	18,448
Investment in Schwab (Note 7)	11,186	11,112
Goodwill (Note 8)	16,615	16,232
Other intangibles	2,152	2,123
Land, buildings, equipment, and other depreciable assets	9,289	9,181
Deferred tax assets	2,228	2,265
Amounts receivable from brokers, dealers, and clients	24,779	32,357
Other assets (Note 9)	19,931	17,179
Total other miscellaneous assets	103,526	108,897
Total assets	1,778,588	1,728,672
LIABILITIES
Trading deposits (Notes 4, 10)	20,549	22,891
Derivatives (Note 4)	51,892	57,122
Securitization liabilities at fair value (Note 4)	13,332	13,505
Financial liabilities designated at fair value through profit or loss (Notes 4, 10)	135,150	113,988
Total financial liabilities other than non-trading deposits and other	220,923	207,506
Deposits (Notes 4, 10)
Personal	652,746	633,498
Banks	24,282	20,917
Business and government	482,510	470,710
Total deposits, other than trading	1,159,538	1,125,125
Other
Acceptances	17,346	18,448
Obligations related to securities sold short (Note 4)	47,430	42,384
Obligations related to securities sold under repurchase agreements	145,432	144,097
Securitization liabilities at amortized cost (Note 4)	15,280	15,262
Amounts payable to brokers, dealers, and clients	26,895	28,993
Insurance-related liabilities	7,745	7,676
Other liabilities (Note 11)	24,718	28,133
Total other miscellaneous liabilities	284,846	284,993
Subordinated notes and debentures (Note 4)	11,304	11,230
Total liabilities	1,676,611	1,628,854
EQUITY
Contributed surplus	148	173
Retained earnings	65,621	63,944
Accumulated other comprehensive income (loss)	7,532	7,097
Total equity	101,977	99,818
Total liabilities and equity	1,778,588	1,728,672
Common shares [member]
EQUITY
Issued capital (Note 12)	23,170	23,066
Treasury shares (Note 12)	(188)	(152)
Preferred shares and other equity instruments [member]
EQUITY
Issued capital (Note 12)	5,700	5,700
Treasury shares (Note 12)	(6)	(10)
Schwab [member]
Other
Investment in Schwab (Note 7)	$ 11,186	$ 11,112